Common Stock - Summary of Reserved Shares of Common Stock on Converted Basis for Future Issuance (Detail) - shares	Sep. 30, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Total shares reserved	18,872,698	18,798,503
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Total shares reserved	6,251,502	6,251,502
Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Total shares reserved	4,166,663	4,166,663
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Total shares reserved	4,351,554	4,351,554
Series C-2 Convertible Preferred Stock
Class Of Stock [Line Items]
Total shares reserved	2,697,465	2,566,666
Options Issued and Outstanding
Class Of Stock [Line Items]
Total shares reserved	943,610	768,239
Options Available for Future Grants
Class Of Stock [Line Items]
Total shares reserved	461,904	693,879